Share-based Payment Arrangement - CHTSC's Summary of Compensation Costs for Stock Options (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Compensation costs	$ 16.0	$ 1	$ 19.0	$ 8.0
CHT Security Co., Ltd. (CHTSC) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Compensation costs	5.1		8.4	5.7
CHT Security Co., Ltd. (CHTSC) [Member] | Granted on December 20, 2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Compensation costs	1.6		2.9	5.7
CHT Security Co., Ltd. (CHTSC) [Member] | Granted on February 20, 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Compensation costs	$ 3.5		$ 5.5	$ 0.0